Document and Entity Information	May 17, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000310158
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	Merck & Co., Inc.
Entity Incorporation State Country Code	NJ
Entity File Number	1-6571
Entity Tax Identification Number	22-1918501
Entity Address, Address Line One	126 East Lincoln Avenue
Entity Address, City or Town	Rahway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07065
City Area Code	(908)
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
A 0.500 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2024
Trading Symbol	MRK 24
Security Exchange Name	NYSE
A 1.875 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
A 2.500 Notesdue 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
A 1.375 Notesdue 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2036
Trading Symbol	MRK 36A
Security Exchange Name	NYSE